Exhibit 99.1

Volkswagen Auto Lease Trust 2013-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 10-26-13	PAGE 1

A.	DATES

					Begin	End	# days
1	Determination Date					11/18/2013
2	Payment Date					11/20/2013
3	Collection Period				9/29/2013	10/26/2013	28
4	Monthly Interest Period- Actual				10/21/2013	11/19/2013	30
5	Monthly Interest- Scheduled						30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	220,000,000.00	107,624,284.84	—	26,715,082.89	80,909,201.95	0.3677691
7	Class A-2-A Notes	225,000,000.00	225,000,000.00	—	—	225,000,000.00	1.0000000
8	Class A-2-B Notes	370,000,000.00	370,000,000.00	—	—	370,000,000.00	1.0000000
9	Class A-3 Notes	350,000,000.00	350,000,000.00	—	—	350,000,000.00	1.0000000
10	Class A-4 Notes	85,000,000.00	85,000,000.00	—	—	85,000,000.00	1.0000000

11	Equals: Total Securities	$1,250,000,000.00	$1,137,624,284.84	$—	$26,715,082.89	$1,110,909,201.95

12	Overcollateralization	224,969,190.96	247,057,339.49			247,057,339.49

13	Total Securitization Value	$1,474,969,190.96	$1,384,681,624.33			$1,357,966,541.44

14	NPV Lease Payments Receivable	590,265,127.79	509,043,802.51			484,857,032.75
15	NPV Base Residual	884,704,063.17	875,637,821.82			873,109,508.69

					Per $1000	Principal& Interest	Per $1000
		Coupon Rate	Libor Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
16	Class A-1 Notes	0.23000%	N/A	20,627.99	0.0937636	26,735,710.88	121.5259585
17	Class A-2-A Notes	0.63000%	N/A	118,125.00	0.5250000	118,125.00	0.5250000
18	Class A-2-B Notes	0.42250%	0.17250%	130,270.83	0.3520833	130,270.83	0.3520833
19	Class A-3 Notes	0.84000%	N/A	245,000.00	0.7000000	245,000.00	0.7000000
20	Class A-4 Notes	1.07000%	N/A	75,791.67	0.8916667	75,791.67	0.8916667

	Equals: Total Securities			589,815.49		27,304,898.38

C.	COLLECTIONS AND AVAILABLE FUNDS

21	Lease Payments Received						23,098,508.99
22	Pull Ahead Waived Payments						—
23	Sales Proceeds - Early Terminations						12,741,820.56
24	Sales Proceeds via Customer - Scheduled Terminations						—
25	Sales Proceeds via Auction - Scheduled Terminations						—
26	Sales Proceeds via Dealer - Scheduled Terminations						125,109.84
27	Security Deposits for Terminated Accounts						4,775.00
28	Excess Wear and Tear Received						935.00
29	Excess Mileage Charges Received						46,472.00
30	Other Recoveries Received						1,423.00

31	Subtotal: Total Collections						36,019,044.39

32	Repurchase Payments						—
33	Postmaturity Term Extension						—
34	Investment Earnings on Collection Account						1,405.94

35	Total Available Funds, prior to Servicer Advances						36,020,450.33

36	Servicer Advance						—

37	Total Available Funds						36,020,450.33

38	Reserve Account Draw						—

39	Available for Distribution						36,020,450.33

D.	DISTRIBUTIONS

40	Payment Date Advance Reimbursement (Item 80)						—
41	Servicing Fee (Servicing and Administrative Fees paid pro rata):
42	Servicing Fee Shortfall from Prior Periods						—
43	Servicing Fee Due in Current Period						1,153,901.35
44	Servicing Fee Shortfall						—
45	Administration Fee (Servicing and Administrative Fees paid pro rata):
46	Administration Fee Shortfall from Prior Periods						—
47	Administration Fee Due in Current Period						5,000.00
48	Administration Fee Shortfall						—
49	Interest Paid to Noteholders						589,815.49
50	First Priority Principal Distribution Amount						—
51	Amount Paid to Reserve Account to Reach Specified Balance						—
52	Subtotal: Remaining Available Funds					34,271,733.49
53	Regular Principal Distribution Amount					26,715,082.89
54	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)						26,715,082.89
55	Other Amounts paid to Trustees						—

56	Remaining Available Funds						7,556,650.60

Volkswagen Auto Lease Trust 2013-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 10-26-13	PAGE 2

E.	CALCULATIONS

57	Calculation of First Priority Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		1,137,624,284.84
59	Less: Aggregate Securitization Value (End of Collection Period)		(1,357,966,541.44)

60	First Priority Principal Distribution Amount (not less than zero)		—

61	Calculation of Regular Principal Distribution Amount:
62	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		1,137,624,284.84
63	Less: First Priority Principal Distribution Amount		—
64	Less: Targeted Note Balance		(1,110,909,201.95)

65	Regular Principal Distribution Amount		26,715,082.89

66	Calculation of Targeted Note Balance:
67	Aggregate Securitization Value (End of Collection Period)		1,357,966,541.44
68	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)		(247,057,339.49)

69	Targeted Note Balance		1,110,909,201.95

70	Calculation of Servicer Advance:
71	Available Funds, prior to Servicer Advances (Item 31)		36,020,450.33
72	Less: Payment Date Advance Reimbursement (Item 80)		—
73	Less: Servicing Fees Paid (Items 38, 39 and 40)		1,153,901.35
74	Less: Administration Fees Paid (Items 42, 43 and 44)		5,000.00
75	Less: Interest Paid to Noteholders (Item 45)		589,815.49
76	Less: 1st Priority Principal Distribution (Item 56)		—

77	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		34,271,733.49
78	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)		N/A

79	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)		—

80	Total Available Funds after Servicer Advance (Item 73 plus Item 74)		34,271,733.49

81	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)		—

82	Reconciliation of Servicer Advance:
83	Beginning Balance of Servicer Advance		—
84	Payment Date Advance Reimbursement		—
85	Additional Payment Advances for current period		—

86	Ending Balance of Payment Advance		—

F.	RESERVE ACCOUNT

87	Reserve Account Balances:
88	Targeted Reserve Account Balance		7,374,845.95
89	Initial Reserve Account Balance		7,374,845.95

90	Beginning Reserve Account Balance		7,374,845.95
91	Plus: Net Investment Income for the Collection Period		226.24

92	Subtotal: Reserve Fund Available for Distribution		7,375,072.19
93	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
94	Less: Reserve Account Draw Amount (Item 77)		—

95	Subtotal Reserve Account Balance		7,375,072.19
96	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		226.24

97	Equals: Ending Reserve Account Balance		7,374,845.95

98	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

99	Current Period Net Residual Losses:	Units	Amounts
100	Aggregate Securitization Value for Scheduled Terminated Units - Customer	—	—
101	Aggregate Securitization Value for Scheduled Terminated Units - Auctions	—	—
102	Aggregate Securitization Value for Scheduled Terminated Units - Dealer	6	113,730.41
103	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units - Customer		—
104	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units - Auctions		—
105	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units - Dealer		(125,109.84)
106	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		—
107	Less: Excess Wear and Tear Received		(935.00)
108	Less: Excess Mileage Received		(46,472.00)

109	Current Period Net Residual Losses/(Gains)	6	(58,786.43)

110	Cumulative Net Residual Losses:
111	Beginning Cumulative Net Residual Losses	3	(145,936.57)
112	Current Period Net Residual Losses (Item 101)	6	(58,786.43)

113	Ending Cumulative Net Residual Losses	9	(204,723.00)

114	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.01%

Volkswagen Auto Lease Trust 2013-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 10-26-13	PAGE 3

G.	POOL STATISTICS

115	Collateral Pool Balance Data			Initial	Current
116	Aggregate Securitization Value			1,474,969,191	1,357,966,541
117	Aggregate Base Residual Value			1,026,754,815	990,099,731
118	Number of Current Contracts			65,841	63,622
119	Weighted Average Lease Rate			2.61%	2.58%
120	Average Remaining Term			25.8	22.0
121	Average Original Term			38.9	38.9
122	Proportion of Base Prepayment Assumption Realized				142.79%
123	Actual Monthly Prepayment Speed				0.74%
124	Turn-in Ratio on Scheduled Terminations				100.00%

		Sales Proceeds	Units	Book Amount	Securitization Value
125	Pool Balance - Beginning of Period		64,165	1,574,558,066	1,384,681,624
126	Depreciation/Payments			(22,432,081)	(15,012,209)
127	Gross Credit Losses		(10)	(202,137)	(189,971)
128	Early Terminations - Regular		(527)	(12,664,639)	(11,399,172)
129	Early Terminations - Lease Pull Aheads		—	—	—
130	Scheduled Terminations - Purchased by Customer	—	—	—	—
131	Scheduled Terminations - Sold at Auction	—	—	—	—
132	Scheduled Terminations - Purchased by Dealer	125,110	(6)	(125,118)	(113,730)

133	Pool Balance - End of Period		63,622	1,539,134,091	1,357,966,541

134	Delinquencies Aging Profile - End of Period		Units	Securitization Value	Percentage
135	Current		63,417	1,353,698,408	99.69%
136	31 - 90 Days Delinquent		188	3,878,106	0.29%
137	91+ Days Delinquent		17	390,027	0.03%

138	Total		63,622	1,357,966,541	100.00%

139	Credit Losses:			Units	Amounts
140	Aggregate Securitization Value on charged-off units			10	189,971
141	Aggregate Liquidation Proceeds on charged-off units				(137,899)
142	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations			—	—
143	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
144	Recoveries on charged-off units				—

145	Current Period Aggregate Net Credit Losses/(Gains)			10	52,073

146	Cumulative Net Credit Losses:
147	Beginning Cumulative Net Credit Losses			5	20,043
148	Current Period Net Credit Losses (Item 136)			10	52,073

149	Ending Cumulative Net Credit Losses			15	72,116

150	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.00%

151	Aging of Scheduled Maturies Not Sold				Units
152	0 - 60 Days since Contract Maturity				—
153	61 - 120 Days since Contract Maturity				—
154	121+ Days since Contract Maturity				—

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2013-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 10-26-13	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Scheduled
Payment Date	Reduction (1)
12/20/2013	17,379,104
1/20/2014	17,557,802
2/20/2014	17,685,574
3/20/2014	21,139,813
4/20/2014	23,529,966
5/20/2014	22,877,572
6/20/2014	25,230,258
7/20/2014	26,951,928
8/20/2014	30,056,448
9/20/2014	45,183,482
10/20/2014	46,369,296
11/20/2014	46,190,005
12/20/2014	38,366,916
1/20/2015	42,114,111
2/20/2015	61,438,591
3/20/2015	43,266,119
4/20/2015	44,810,860
5/20/2015	55,878,967
6/20/2015	61,263,989
7/20/2015	45,025,555
8/20/2015	41,784,806
9/20/2015	48,324,036
10/20/2015	58,832,972
11/20/2015	59,264,224
12/20/2015	51,491,182
1/20/2016	38,108,823
2/20/2016	30,157,227
3/20/2016	36,233,294
4/20/2016	41,176,581
5/20/2016	40,625,659
6/20/2016	21,529,878
7/20/2016	48,161,593
8/20/2016	50,681,225
9/20/2016	18,938,331
10/20/2016	10,946,441
11/20/2016	9,392,475
12/20/2016	3,734,475
1/20/2017	1,858,194
2/20/2017	1,256,654
3/20/2017	3,760,660
4/20/2017	4,759,539
5/20/2017	4,371,104
6/20/2017	260,809
7/20/2017	—
8/20/2017	—
9/20/2017	—
10/20/2017	—
11/20/2017	—
12/20/2017	—
1/20/2018	—
2/20/2018	—
3/20/2018	—
4/20/2018	—
5/20/2018	—
6/20/2018	—
7/20/2018	—
8/20/2018	—
9/20/2018	—

Total:	1,357,966,541.44

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a)	each collection period is a calendar month rather than a fiscal month,

(b)	timely receipt of all monthly rental payments and sales proceeds,

(c)	no credit or residual losses and

(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month